Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 189,171		$ 167,020		$ 144,119
Long-lived assets	13,589		11,084
United States [Member]
Revenues	41,637		33,932		28,497
America - Other [Member]
Revenues	16,560		9,763		11,995
EMEA [Member]
Revenues	57,135	[1]	57,648	[1]	44,231	[1]
China [Member]
Revenues	19,871		18,497		14,180
Asia Pacific - Other [Member]
Revenues	53,968		47,180		45,216
America (Principally The United States) [Member]
Long-lived assets	1,010		1,040
Israel [Member]
Long-lived assets	10,552		7,617
EMEA - Other [Member]
Long-lived assets	666		777
Asia Pacific [Member]
Long-lived assets	$ 1,361		$ 1,650

[1]	Europe, the Middle East and Africa.